Derivatives (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Fair Value of Derivatives	The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2023		October 31, 2022
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts 1
Forward rate agreements	$464	$88	$359	$57
Swaps	16,041	12,667	17,535	11,200
Options written	–	2,204	–	1,941

Options purchased	2,265	–	1,840	–

Total interest rate contracts	18,770	14,959	19,734	13,198
Foreign exchange contracts 1
Forward contracts	1,968	1,836	1,455	3,625
Swaps	20,123	17,806	32,931	28,794
Cross-currency interest rate swaps	28,902	22,990	30,242	25,841
Options written	–	619	–	610

Options purchased	503	–	531	–

Total foreign exchange contracts	51,496	43,251	65,159	58,870
Credit derivative contracts
Credit default swaps – protection purchased	11	122	8	66

Credit default swaps – protection sold	42	5	45	7

Total credit derivative contracts	53	127	53	73
Other contracts
Equity contracts	4,350	2,846	3,140	4,702

Commodity contracts	2,108	2,110	3,599	3,439

Total other contracts	6,458	4,956	6,739	8,141

Fair value – trading	76,777	63,293	91,685	80,282
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	2	1	4	–
Swaps	4,131	6,246	4,126	6,080
Options written	–	–	–	–

Options purchased	7	–	2	–

Total interest rate contracts	4,140	6,247	4,132	6,080
Foreign exchange contracts
Forward contracts	821	503	2,559	202
Swaps	31	3	16	10

Cross-currency interest rate swaps	5,065	1,116	4,315	3,320

Total foreign exchange contracts	5,917	1,622	6,890	3,532
Credit derivative contracts

Credit default swaps – protection purchased	1	45	3	78

Total credit derivative contracts	1	45	3	78
Other contracts

Equity contracts	547	433	1,163	1,161

Total other contracts	547	433	1,163	1,161

Fair value – non-trading	10,605	8,347	12,188	10,851
Total fair value	$87,382	$71,640	$103,873	$91,133

1	The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.

Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships
The following table distinguishes derivatives held or issued for non-trading
purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31, 2023 and October 31, 2022.

Fair Value of Non-Trading Derivatives 1
(millions of Canadian dollars)										As at
										October 31, 2023
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$2,049	$33	$–	$2,058	$4,140	$1,195	$2,629	$–	$2,423	$6,247
Foreign exchange contracts	–	5,754	–	163	5,917	–	1,597	–	25	1,622
Credit derivative contracts	–	–	–	1	1	–	–	–	45	45

Other contracts	–	434	–	113	547	–	190	–	243	433
Fair value – non-trading	$2,049	$6,221	$–	$2,335	$10,605	$1,195	$4,416	$–	$2,736	$8,347

										October 31, 2022
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,676	$(95)	$–	$2,551	$4,132	$1,092	$2,572	$–	$2,416	$6,080
Foreign exchange contracts	–	6,310	–	580	6,890	–	3,482	–	50	3,532
Credit derivative contracts	–	–	–	3	3	–	–	–	78	78
Other contracts	–	702	–	461	1,163	–	44	–	1,117	1,161
Fair value – non-trading	$1,676	$6,917	$–	$3,595	$12,188	$1,092	$6,098	$–	$3,661	$10,851

1	Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.

Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges
Fair Value Hedges
The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)	For the years ended or as at October 31
						2023
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items 1,2	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at amortized cost	$(4,408)	$4,381	$(27)	$105,672	$(18,332)	$(3,378)
Financial assets at fair value through other comprehensive income	(785)	807	22	43,249	(4,230)	(68)

Loans	(798)	800	2	54,482	(2,322)	9

Total assets	(5,991)	5,988	(3)	203,403	(24,884)	(3,437)

Liabilities
Interest rate risk
Deposits	1,383	(1,417)	(34)	118,308	(8,641)	(102)
Securitization liabilities at amortized cost	76	(79)	(3)	2,124	(65)	–

Subordinated notes and debentures	7	(7)	–	1,026	(101)	(32)

Total liabilities	1,466	(1,503)	(37)	121,458	(8,807)	(134)
Total	$(4,525)	$4,485	$(40)

						2022
Assets
Interest rate risk
Debt securities at amortized cost	$(19,268)	$19,346	$78	$85,654	$(14,684)	$(3,102)
Financial assets at fair value through other comprehensive income	(3,236)	3,236	–	40,990	(3,459)	(56)

Loans	(1,843)	1,828	(15)	23,863	(1,270)	23
Total assets	(24,347)	24,410	63	150,507	(19,413)	(3,135)

Liabilities
Interest rate risk
Deposits	11,492	(11,526)	(34)	127,396	(10,532)	(84)
Securitization liabilities at amortized cost	51	(51)	–	1,549	39	–

Subordinated notes and debentures	102	(101)	1	1,230	(110)	(8)

Total liabilities	11,645	(11,678)	(33)	130,175	(10,603)	(92)
Total	$(12,702)	$12,732	$30

1
The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

2	Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
Cash Flow Hedges and Net Investment Hedges
The following table presents the effects of cash flow hedges and net investment hedges on the Bank’s Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the years ended October 31
						2023
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in other comprehensive income 1	Amount reclassified from accumulated other comprehensive income (loss) to earnings 1	Net change in other comprehensive income (loss) 1
Cash flow hedges 2
Interest rate risk 3	$1,260	$(1,261)	$(1)	$(3,528)	$(3,069)	$(459)
Foreign exchange risk 4,5,6	(4,417)	4,414	(3)	3,824	3,168	656

Equity price risk	374	(374)	–	(374)	(337)	(37)
Total cash flow hedges	$(2,783)	$2,779	$(4)	$(78)	$(238)	$160

Net investment hedges	$1,821	$(1,821)	$–	$(1,821)	$15	$(1,836)

						2022
Cash flow hedges 2
Interest rate risk 3	$8,023	$(8,032)	$(9)	$(7,842)	$512	$(8,354)
Foreign exchange risk 4,5,6	(2,129)	2,123	(6)	1,607	3,477	(1,870)
Equity price risk	(56)	56	–	56	111	(55)
Total cash flow hedges	$5,838	$(5,853)	$(15)	$(6,179)	$4,100	$(10,279)

Net investment hedges	$3,271	$(3,271)	$–	$(3,271)	$68	$(3,339)

1	Effects on OCI are presented on a pre-tax basis.
2	During the years ended October 31, 2023 and October 31, 2022, there were no instances where forecast hedged transactions failed to occur.
3	Hedged items include forecast interest cash flows on loans , deposits, and securitization liabilities.
4	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

6	Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)

Reconciliation of Accumulated Other Comprehensive Income (Loss) 1
(millions of Canadian dollars)	For the years ended October 31
	2023
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk	$(5,982)	$(459)	$(6,441)	$(3,463)	$(2,978)
Foreign exchange risk	(1,747)	656	(1,091)	(1,091)	–
Equity price risk	16	(37)	(21)	(21)	–
Total cash flow hedges	$(7,713)	$160	$(7,553)	$(4,575)	$(2,978)

Net investment hedges

Foreign translation risk	$(4,516)	$(1,836)	$(6,352)	$(6,352)	$–

	2022
Cash flow hedges
Interest rate risk	$2,372	$(8,354)	$(5,982)	$(4,843)	$(1,139)
Foreign exchange risk	123	(1,870)	(1,747)	(1,747)	–

Equity price risk	71	(55)	16	16	–
Total cash flow hedges	$2,566	$(10,279)	$(7,713)	$(6,574)	$(1,139)

Net investment hedges

Foreign translation risk	$(1,177)	$(3,339)	$(4,516)	$(4,516)	$–

1	Presented on a pre-tax basis.

Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives
The following table discloses the notional amount of OTC and exchange-traded derivatives.

Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars)	As at
	October 31 2023								October 31 2022
	Trading
	Over-the-Counter 1
	Clearing house	2	Non clearing house	Exchange- traded	Total	Non- trading	3	Total	Total

Notional
Interest rate contracts
Futures	$–		$–	$1,377,932	$1,377,932	$–		$1,377,932	$1,191,392
Forward rate agreements	608,369		19,585	–	627,954	462		628,416	536,831
Swaps	14,410,944		368,038	–	14,778,982	2,195,575		16,974,557	16,530,539
Options written	–		97,396	14,280	111,676	58		111,734	196,960

Options purchased	–		118,737	17,650	136,387	4,050		140,437	209,225

Total interest rate contracts	15,019,313		603,756	1,409,862	17,032,931	2,200,145		19,233,076	18,664,947
Foreign exchange contracts
Forward contracts	22		207,914	–	207,936	23,665		231,601	264,309
Swaps	570		2,016,703	–	2,017,273	4,059		2,021,332	1,915,885
Cross-currency interest rate swaps	–		1,315,669	–	1,315,669	133,190		1,448,859	1,204,209
Options written	–		51,176	40	51,216	–		51,216	35,585

Options purchased	–		36,958	1	36,959	–		36,959	26,569

Total foreign exchange contracts	592		3,628,420	41	3,629,053	160,914		3,789,967	3,446,557
Credit derivative contracts
Credit default swaps – protection purchased	9,595		370	–	9,965	2,191		12,156	13,204

Credit default swaps – protection sold	2,348		187	–	2,535	–		2,535	3,054

Total credit derivative contracts	11,943		557	–	12,500	2,191		14,691	16,258
Other contracts
Equity contracts	–		84,190	104,819	189,009	32,256		221,265	191,474

Commodity contracts	166		73,909	90,095	164,170	–		164,170	135,157

Total other contracts	166		158,099	194,914	353,179	32,256		385,435	326,631

Total	$15,032,014		$4,390,832	$1,604,817	$21,027,663	$2,395,506		$23,423,169	$22,454,393

1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

2
Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central
clearing house counterparties.

3
Includes $1,970 billion of OTC derivatives that are transacted with clearing houses (October 31, 2022 – $1,772 billion) and $426 billion of OTC derivatives that are transacted with non-clearing
houses (October 31, 2022 – $352 billion). There were no exchange-traded derivatives both as at October 31, 2023 and October 31, 2022.

Schedule of Notional Amount of Non-trading Derivatives
The following table distinguishes the notional amount of derivatives held or issued for non-trading
purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives
(millions of Canadian dollars)	As at
	October 31, 2023
	Derivatives in qualifying hedging relationships					Derivatives not in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow	1	Net Investment	1		Total

Interest rate contracts	$372,214	$298,328		$–		$1,529,603	$2,200,145
Foreign exchange contracts	–	144,485		–		16,429	160,914
Credit derivative contracts	–	–		–		2,191	2,191

Other contracts	–	2,241		–		30,015	32,256
Total notional non-trading	$372,214	$445,054		$–		$1,578,238	$2,395,506

	October 31, 2022
Interest rate contracts	$324,283	$296,017		$–		$1,336,841	$1,957,141
Foreign exchange contracts	–	123,986		–		12,613	136,599
Credit derivative contracts	–	–		–		3,378	3,378

Other contracts	–	1,793		–		25,827	27,620
Total notional non-trading	$324,283	$421,796		$–		$1,378,659	$2,124,738

1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity
The following table discloses the notional principal amount of OTC derivatives and exchange-traded derivatives based on their contractual terms to maturity.

Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
	October 31 2023				October 31 2022
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts
Futures	$1,216,853	$161,079	$–	$1,377,932	$1,191,392
Forward rate agreements	587,097	37,685	3,634	628,416	536,831
Swaps	5,709,984	7,805,585	3,458,988	16,974,557	16,530,539
Options written	57,925	49,922	3,887	111,734	196,960
Options purchased	68,909	63,906	7,622	140,437	209,225

Total interest rate contracts	7,640,768	8,118,177	3,474,131	19,233,076	18,664,947
Foreign exchange contracts
Futures	–	–	–	–	–
Forward contracts	212,749	16,914	1,938	231,601	264,309
Swaps	1,970,612	49,521	1,199	2,021,332	1,915,885
Cross-currency interest rate swaps	303,435	838,950	306,474	1,448,859	1,204,209
Options written	47,078	4,138	–	51,216	35,585
Options purchased	32,091	4,868	–	36,959	26,569

Total foreign exchange contracts	2,565,965	914,391	309,611	3,789,967	3,446,557
Credit derivative contracts
Credit default swaps – protection purchased	1,455	5,077	5,624	12,156	13,204
Credit default swaps – protection sold	222	1,441	872	2,535	3,054

Total credit derivative contracts	1,677	6,518	6,496	14,691	16,258
Other contracts
Equity contracts	147,064	73,149	1,052	221,265	191,474
Commodity contracts	134,842	28,483	845	164,170	135,157

Total other contracts	281,906	101,632	1,897	385,435	326,631
Total	$10,490,316	$9,140,718	$3,792,135	$23,423,169	$22,454,393

Summary of Hedging Instruments by Term to Maturity
The following table discloses the notional amount and average price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except as noted)	As at
	October 31 2023				October 31 2022
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total

Interest rate risk
Interest rate swaps
Notional – pay fixed	$14,849	$107,972	$115,651	$238,472	$175,561
Average fixed interest rate %	3.90	3.31	2.22
Notional – received fixed	95,965	140,720	17,113	253,798	291,098
Average fixed interest rate %	4.05	2.86	3.34

Total notional – interest rate risk	110,814	248,692	132,764	492,270	466,659
Foreign exchange risk 1
Forward contracts
Notional – USD/CAD	1,396	6,622	49	8,067	6,653
Average FX forward rate	1.33	1.30	1.34
Notional – EUR/CAD	3,636	10,240	788	14,664	13,637
Average FX forward rate	1.65	1.57	1.55
Notional – other	86	86	–	172	162
Cross-currency swaps 2,3
Notional – USD/CAD	9,094	34,833	7,570	51,497	53,029
Average FX rate	1.31	1.31	1.28
Notional – EUR/CAD	8,120	29,527	9,971	47,618	31,731
Average FX rate	1.50	1.43	1.42
Notional – GBP/CAD	–	5,391	332	5,723	4,215
Average FX rate		1.65	1.71
Notional – other currency pairs 4	3,062	12,696	986	16,744	14,561

Total notional – foreign exchange risk	25,394	99,395	19,696	144,485	123,988
Equity Price Risk
Notional – equity contracts	2,241	–	–	2,241	1,793
Total notional	$138,449	$348,087	$152,460	$638,996	$592,440

1
Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $67.2 billion (October 31, 2022 – $30.5 billion) of the carrying value of these non-derivative
hedging instruments designated under net investment hedges.

2
Cross-currency
swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship.
Cross-currency
swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

3
Certain
cross-currency
swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $178.3 billion as at October 31, 2023 (October 31, 2022 – $153.6 billion).

4
Includes derivatives executed to manage
non-trading
foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships
The following table discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024.

Derivative Instruments Designated in Qualifying Hedge Accounting Relationships 1
(millions of Canadian dollars)	As at
	October 31, 2023	October 31, 2022
Notional	Hedging derivatives maturing after June 28, 2024 (for CDOR)
Interest rate risk
Interest rate swaps	$137,624	$135,732
Foreign exchange risk
Interest rate swaps	70,929	54,810

Cross-currency swaps 2	75,127	56,335
Total	$283,680	$246,877

1	CDOR transitioning to Canadian Overnight Repo Rate Average.
2
Cross-currency
swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

Credit Exposure of Derivatives

Credit Exposure of Derivatives
(millions of Canadian dollars)						As at
	October 31, 2023			October 31, 2022
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$32	$141	$70	$21	$90	$30
Swaps	6,436	13,423	1,142	7,328	14,424	920
Options written	3	92	27	4	84	18

Options purchased	27	140	39	20	101	40

Total interest rate contracts	6,498	13,796	1,278	7,373	14,699	1,008
Foreign exchange contracts
Forward contracts	1,514	4,732	968	1,467	4,446	695
Swaps	4,184	19,252	2,863	5,583	19,930	2,265
Cross-currency interest rate swaps	5,668	18,249	1,767	6,372	18,019	1,599
Options written	27	306	71	35	349	183

Options purchased	64	252	93	102	271	135

Total foreign exchange contracts	11,457	42,791	5,762	13,559	43,015	4,877
Other contracts
Credit derivatives	4	278	50	1	449	83
Equity contracts	762	8,147	2,577	513	7,456	1,662

Commodity contracts	829	4,980	1,102	1,104	5,101	1,055

Total other contracts	1,595	13,405	3,729	1,618	13,006	2,800
Total derivatives	19,550	69,992	10,769	22,550	70,720	8,685

Qualifying Central Counterparty Contracts	6,494	27,211	969	7,468	28,230	941
Total	$26,044	$97,203	$11,738	$30,018	$98,950	$9,626

Summary of Current Replacement Cost of Derivatives by Sector

Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada 1		United States 1		Other international 1		Total
By sector	October 31 2023	October 31 2022	October 31 2023	October 31 2022	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Financial	$5,132	$5,636	$23	$19	$234	$551	$5,389	$6,206
Government	5,441	6,185	189	66	4,455	5,388	10,085	11,639

Other	1,508	1,940	654	737	1,913	2,028	4,075	4,705
Total current replacement cost	$12,081	$13,761	$866	$822	$6,602	$7,967	$19,549	$22,550

By location of risk					October 31 2023	October 31 2022	October 31 2023 % mix	October 31 2022 % mix

Canada					$3,720	$4,411	19.0%	19.6%

United States					7,108	8,036	36.4	35.6
Other international
United Kingdom					883	1,224	4.5	5.4
Europe – other					3,164	4,257	16.2	18.9

Other					4,674	4,622	23.9	20.5

Total Other international					8,721	10,103	44.6	44.8
Total current replacement cost					$19,549	$22,550	100.0%	100.0%

1	Based on geographic location of unit responsible for recording revenue.